Consolidation Scope	12 Months Ended
Dec. 31, 2017
Consolidation Scope
Consolidation scope

18) Consolidation scope

As of December 31, 2017, 972 entities are consolidated of which 867 are fully consolidated and 105 are accounted for under the equity method (E).

The table below sets forth the main Group consolidated entities:

Business		% Group		Country of	Country of
segment	Statutory corporate name	interest	Method	incorporation	operations
Exploration & Production
	Abu Dhabi Gas Industries Limited	15.00%	E	United Arab Emirates	United Arab Emirates
	Abu Dhabi Gas Liquefaction Company Limited	5.00%	E	United Arab Emirates	United Arab Emirates
	Abu Dhabi Marine Areas Limited	33.33%	E	United Kingdom	United Arab Emirates
	Abu Dhabi Petroleum Company Limited	23.75%	E	United Kingdom	United Arab Emirates
	Angola Block 14 B.V.	50.01%		Netherlands	Angola
	Angola LNG Limited	13.60%	E	Bermuda	Angola
	Angola LNG Supply Services, LLC	13.60%	E	United States	United States
	Bonny Gas Transport Limited	15.00%	E	Bermuda	Nigeria
	Brass Holdings S.A.R.L.	100.00%		Luxembourg	Luxembourg
	Brass LNG Limited	20.48%	E	Nigeria	Nigeria
	Deer Creek Pipelines Limited	75.00%		Canada	Canada
	Dolphin Energy Limited	24.50%	E	United Arab Emirates	United Arab Emirates
	E.F. Oil And Gas Limited	100.00%		United Kingdom	United Kingdom
	Elf E&P	100.00%		France	France
	Elf Exploration UK Limited	100.00%		United Kingdom	United Kingdom
	Elf Petroleum Iran	100.00%		France	Iran
	Elf Petroleum UK Limited	100.00%		United Kingdom	United Kingdom
	Gas Investment and Services Company Limited	10.00%	E	Bermuda	Oman
	Ichthys LNG PTY Limited	30.00%	E	Australia	Australia
	Mabruk Oil Operations	49.02%		France	Libya
	Moattama Gas Transportation Company Limited	31.24%	E	Bermuda	Myanmar
	National Gas Shipping Company Limited	5.00%	E	United Arab Emirates	United Arab Emirates
	Nigeria LNG Limited	15.00%	E	Nigeria	Nigeria
	Norpipe Oil A/S	34.93%	E	Norway	Norway
	Norpipe Petroleum UK Limited	32.87%	E	United Kingdom	Norway
	Norsea Pipeline Limited	32.87%	E	United Kingdom	Norway
	North Oil Company	30.00%	E	Qatar	Qatar
	Novatek	18.90%	E	Russia	Russia
	Oman LNG LLC	5.54%	E	Oman	Oman
	Pars LNG Limited	40.00%	E	Bermuda	Iran
	Petrocedeño	30.32%	E	Venezuela	Venezuela
	Private Oil Holdings Oman Limited	10.00%	E	United Kingdom	Oman
	Qatar Liquefied Gas Company Limited	10.00%	E	Qatar	Qatar
	Qatar Liquefied Gas Company Limited (II)	16.70%	E	Qatar	Qatar
	Stogg Eagle Funding B.V.	100.00%		Netherlands	Nigeria
	Terneftegas LLC (a)	58.64%	E	Russia	Russia
	Total (BTC) B.V.	100.00%		Netherlands	Netherlands
	Total Abu Al Bu Khoosh	100.00%		France	United Arab Emirates
	Total Austral	100.00%		France	Argentina
	Total Brazil Services B.V.	100.00%		Netherlands	Netherlands
	Total Dolphin Midstream	100.00%		France	France
	Total E&P Absheron B.V.	100.00%		Netherlands	Azerbaijan
	Total E&P Algérie	100.00%		France	Algeria
	Total E&P Americas, LLC	100.00%		United States	United States
	Total E&P Angola	100.00%		France	Angola
	Total E&P Angola Block 15/06 Limited	100.00%		Bermuda	Angola
	Total E&P Angola Block 17.06	100.00%		France	Angola
	Total E&P Angola Block 25	100.00%		France	Angola
	Total E&P Angola Block 32	100.00%		France	Angola
	Total E&P Angola Block 33	100.00%		France	Angola
	Total E&P Angola Block 39	100.00%		France	Angola
	Total E&P Angola Block 40	100.00%		France	Angola
	Total E&P Aruba B.V.	100.00%		Netherlands	Aruba
	Total E&P Asia Pacific Pte. Limited	100.00%		Singapore	Singapore
	Total E&P Australia	100.00%		France	Australia
	Total E&P Australia Exploration PTY Limited	100.00%		Australia	Australia
	Total E&P Australia II	100.00%		France	Australia
	Total E&P Australia III	100.00%		France	Australia
	Total E&P Azerbaijan B.V.	100.00%		Netherlands	Azerbaijan
	Total E&P Bolivie	100.00%		France	Bolivia
	Total E&P Borneo B.V.	100.00%		Netherlands	Brunei
	Total E&P Bulgaria B.V.	100.00%		Netherlands	Bulgaria
	Total E&P Cambodge	100.00%		France	Cambodia
	Total E&P Canada Limited	100.00%		Canada	Canada
	Total E&P Chine	100.00%		France	China
	Total E&P Chorey	100.00%		United States	United States
	Total E&P Colombie	100.00%		France	Colombia
	Total E&P Congo	85.00%		Republic of the Congo	Republic of the Congo
	Total E&P Côte d'Ivoire	100.00%		France	Côte d'Ivoire
	Total E&P Côte d'Ivoire CI - 514	100.00%		France	Côte d'Ivoire
	Total E&P Côte d'Ivoire CI - 515	100.00%		France	Côte d'Ivoire
	Total E&P Côte d'Ivoire CI - 516	100.00%		France	Côte d'Ivoire
	Total E&P Côte d'Ivoire CI-605 B.V.	100.00%		Netherlands	Côte d'Ivoire
	Total E&P Cyprus B.V.	100.00%		Netherlands	Cyprus
	Total E&P Deep Offshore Borneo B.V.	100.00%		Netherlands	Brunei
	Total E&P Denmark B.V.	100.00%		Netherlands	Denmark
	Total E&P Do Brasil Ltda	100.00%		Brazil	Brazil
	Total E&P Dolphin Upstream	100.00%		France	France
	Total E&P East El Burullus Offshore B.V.	100.00%		Netherlands	Egypt
	Total E&P Egypt Block 2 B.V.	100.00%		Netherlands	Egypt
	Total E&P Égypte	100.00%		France	Egypt
	Total E&P Europe and Central Asia Limited	100.00%		United Kingdom	United Kingdom
	Total E&P France	100.00%		France	France
	Total E&P Golfe Limited	100.00%		France	Qatar
	Total E&P Guyane Francaise	100.00%		France	France
	Total E&P Holding Ichthys	100.00%		France	France
	Total E&P Holdings Australia PTY Limited	100.00%		Australia	Australia
	Total E&P Holdings Russia	100.00%		France	France
	Total E&P Holdings UAE B.V.	100.00%		Netherlands	United Arab Emirates
	Total E&P Ichthys B.V.	100.00%		Netherlands	Australia
	Total E&P Indonesia Mentawai B.V.	100.00%		Netherlands	Indonesia
	Total E&P Indonesia Telen B.V.	100.00%		Netherlands	Indonesia
	Total E&P Indonésie	100.00%		France	Indonesia
	Total E&P Iraq	100.00%		France	Iraq
	Total E&P Ireland B.V.	100.00%		Netherlands	Ireland
	Total E&P Italia	100.00%		Italy	Italy
	Total E&P Kazakhstan	100.00%		France	Kazakhstan
	Total E&P Kenya B.V.	100.00%		Netherlands	Kenya
	Total E&P Kurdistan Region of Iraq (Harir) B.V.	100.00%		Netherlands	Iraq
	Total E&P Kurdistan Region of Iraq (Safen) B.V.	100.00%		Netherlands	Iraq
	Total E&P Kurdistan Region of Iraq (Taza) B.V.	100.00%		Netherlands	Iraq
	Total E&P Kurdistan Region of Iraq B.V.	100.00%		Netherlands	Iraq
	Total E&P Libye	100.00%		France	Libya
	Total E&P Malaysia	100.00%		France	Malaysia
	Total E&P Mauritania Block C18 B.V.	100.00%		Netherlands	Mauritania
	Total E&P Mauritania Block C9 B.V.	100.00%		Netherlands	Mauritania
	Total E&P Mauritania Blocks DW B.V.	100.00%		Netherlands	Mauritania
	Total E&P Mauritanie	100.00%		France	Mauritania
	Total E&P Mauritanie Block TA29 B.V.	100.00%		Netherlands	Mauritania
	Total E&P Mexico S.A. de C.V.	100.00%		Mexico	Mexico
	Total E&P Mozambique B.V.	100.00%		Netherlands	Mozambique
	Total E&P Myanmar	100.00%		France	Myanmar
	Total E&P Namibia B.V.	100.00%		Netherlands	Namibia
	Total E&P Nederland B.V.	100.00%		Netherlands	Netherlands
	Total E&P New Ventures Inc.	100.00%		United States	United States
	Total E&P Nigeria Deepwater A Limited	100.00%		Nigeria	Nigeria
	Total E&P Nigeria Deepwater B Limited	100.00%		Nigeria	Nigeria
	Total E&P Nigeria Deepwater C Limited	100.00%		Nigeria	Nigeria
	Total E&P Nigeria Deepwater D Limited	100.00%		Nigeria	Nigeria
	Total E&P Nigeria Deepwater E Limited	100.00%		Nigeria	Nigeria
	Total E&P Nigeria Deepwater F Limited	100.00%		Nigeria	Nigeria
	Total E&P Nigeria Deepwater G Limited	100.00%		Nigeria	Nigeria
	Total E&P Nigeria Deepwater H Limited	100.00%		Nigeria	Nigeria
	Total E&P Nigeria Limited	100.00%		Nigeria	Nigeria
	Total E&P Nigeria S.A.S.	100.00%		France	France
	Total E&P Norge AS	100.00%		Norway	Norway
	Total E&P Oman	100.00%		France	Oman
	Total E&P Philippines B.V.	100.00%		Netherlands	Philippines
	Total E&P PNG 2 B.V.	100.00%		Netherlands	Papua New Guinea
	Total E&P PNG 5 B.V.	100.00%		Netherlands	Papua New Guinea
	Total E&P PNG Limited	100.00%		Papua New Guinea	Papua New Guinea
	Total E&P Poland B.V.	100.00%		Netherlands	Poland
	Total E&P Qatar	100.00%		France	Qatar
	Total E&P RDC	100.00%		Democratic Republic of Congo	Democratic Republic of Congo
	Total E&P Research & Technology USA LLC	100.00%		United States	United States
	Total E&P Russie	100.00%		France	Russia
	Total E&P Sebuku	100.00%		France	Indonesia
	Total E&P Senegal	100.00%		France	Senegal
	Total E&P Services China Company Limited	100.00%		China	China
	Total E&P South Africa B.V.	100.00%		Netherlands	South Africa
	Total E&P South Pars	100.00%		France	Iran
	Total E&P South Sudan	100.00%		France	Republic of South Sudan
	Total E&P Syrie	100.00%		France	Syria
	Total E&P Tajikistan B.V.	100.00%		Netherlands	Tajikistan
	Total E&P Thailand	100.00%		France	Thailand
	Total E&P Timan-Pechora LLC	100.00%		Russia	Russia
	Total E&P Uganda B.V.	100.00%		Netherlands	Uganda
	Total E&P UK Limited	100.00%		United Kingdom	United Kingdom
	Total E&P Uruguay B.V.	100.00%		Netherlands	Uruguay
	Total E&P Uruguay Onshore B.V.	100.00%		Netherlands	Uruguay
	Total E&P USA Inc.	100.00%		United States	United States
	Total E&P USA Oil Shale LLC	100.00%		United States	United States
	Total E&P Well Response	100.00%		France	France
	Total E&P Yamal	100.00%		France	France
	Total E&P Yemen	100.00%		France	Yemen
	Total E&P Yemen Block 3 B.V.	100.00%		Netherlands	Yemen
	Total East Africa Midstream B.V.	100.00%		Netherlands	Uganda
	Total Exploration M'Bridge	100.00%		Netherlands	Angola
	Total Facilities Management B.V.	100.00%		Netherlands	Netherlands
	Total Gabon	58.28%		Gabon	Gabon
	Total Gass Handel Norge AS	100.00%		Norway	Norway
	Total Gastransport Nederland B.V.	100.00%		Netherlands	Netherlands
	Total GLNG Australia	100.00%		France	Australia
	Total GLNG Australia Holdings	100.00%		France	Australia
	Total Holding Dolphin Amont	100.00%		France	France
	Total Holdings Nederland B.V.	100.00%		Netherlands	Netherlands
	Total Holdings Nederland International B.V.	100.00%		Netherlands	Netherlands
	Total Iran B.V.	100.00%		Netherlands	Iran
	Total LNG Angola	100.00%		France	France
	Total LNG Supply Services USA Inc.	100.00%		United States	United States
	Total Oil and Gas South America	100.00%		France	France
	Total Oil and Gas Venezuela B.V.	100.00%		Netherlands	Venezuela
	Total Pars LNG	100.00%		France	Iran
	Total Petroleum Angola	100.00%		France	Angola
	Total Profils Pétroliers	100.00%		France	France
	Total Qatar	100.00%		France	Qatar
	Total South Pars	100.00%		France	Iran
	Total Tengah	100.00%		France	Indonesia
	Total Termokarstovoye B.V.	100.00%		Netherlands	Russia
	Total UAE SERVICES	100.00%		France	United Arab Emirates
	Total Upstream Nigeria Limited	100.00%		Nigeria	Nigeria
	Total Upstream UK Limited	100.00%		United Kingdom	United Kingdom
	Total Venezuela	100.00%		France	France
	Total Yemen LNG Company Limited	100.00%		Bermuda	Bermuda
	Unitah Colorado Resources II, LLC	100.00%		United States	United States
	Yamal LNG (b)	29.48%	E	Russia	Russia
	Yemen LNG Company Limited	39.62%	E	Bermuda	Yemen
	Ypergas S.A.	37.33%		Venezuela	Venezuela

h
Business		% Group		Country of	Country of
segment	Statutory corporate name	interest	Method	incorporation	operations
Gas, Renewables & Power
	8point3 Energy Partners LP	20.54%	E	United States	United States
	8point3 General Partner, LLC	28.13%	E	United States	United States
	8point3 Holding Company, LLC	28.13%	E	United States	United States
	8point3 OpCo Holdings, LLC	56.26%	E	United States	United States
	8point3 Operating Company, LLC	20.54%	E	United States	United States
	Advanced Thermal Batteries Inc.	50.00%	E	United States	United States
	Aerospatiale Batteries (ASB)	50.00%	E	France	France
	Alcad AB	100.00%		Sweden	Sweden
	Almyros Energy Solution Malta Limited	56.26%		Malta	Malta
	Amco-Saft India Limited	100.00%		India	India
	Aragonne Solar, LLC	56.26%		United States	United States
	Arica Solar, LLC	56.26%		United States	United States
	Aton Solar Program, LLC	56.26%		United States	United States
	Badenhorst PV 2 Hold Company LLC	56.26%		United States	United States
	Bertophase (PTY) Limited	56.26%		South Africa	South Africa
	Black Mountain Solar I, LLC	56.26		United States	United States
	Bluestem Solar LLC	56.26%		United States	United States
	BNB Bloomfield Solar, LLC	56.26%		United States	United States
	BNB Caamden Solar, LLC	56.26%		United States	United States
	Boulder Solar III, LLC	56.26%		United States	United States
	Boulder Solar IV, LLC	56.26%		United States	United States
	Boulder Solar Power Parent, LLC	56.26%		United States	United States
	Boulder Solar Power, LLC	56.26%		United States	United States
	BSP Class B Member HoldCo, LLC	56.26%		United States	United States
	BSP Class B Member, LLC	56.26%		United States	United States
	BSP Holding Company, LLC	56.26%		United States	United States
	BSP II Parent, LLC	56.26%		United States	United States
	BSPCB Class B Member, LLC	56.26%		United States	United States
	Buffalo North Star Solar, LLC	56.26%		United States	United States
	Centrale Solaire 2	56.26%		France	United States
	Cepsa Gas Comercializadora S.A.	35.00%	E	Spain	Spain
	Cogenra Solar, Inc.	56.26%		United States	United States
	Cooper Ranch Solar LLC	56.26%		United States	United States
	Core Solar SPV V, LLC	56.26%		United States	United States
	Corona Sands, LLC	28.13%		United States	United States
	Côte d'Ivoire GNL	34.00%	E	Côte d'Ivoire	Côte d'Ivoire
	CSMED	100.00%		France	France
	DeAar PV Hold Company LLC	56.26%		United States	United States
	Desert Equinox, LLC	56.26%	E	United States	United States
	Desert SunBurst, LLC	56.26%		United States	United States
	Diamond Energy PTY Limited	14.07%	E	Australia	Australia
	Dongfang Huansheng Photovoltaic (Jiangsu) Company Limited	56.26%	E	China	United States
	Dragonfly Systems, Inc.	56.26%		United States	United States
	Eau Chaude Réunion (ECR)	50.00%	E	France	France
	Fasset-Walker, LLC	56.26%		United States	United States
	Fast Jung KB	100.00%		Sweden	Sweden
	Fosmax LNG	27.50%	E	France	France
	Frieman & Wolf Batterietechnick GmbH	100.00%		Germany	Germany
	Gas Del Litoral SRLCV	25.00%	E	Mexico	Mexico
	Georgia Sun I, LLC	56.26%		United States	United States
	GFS I Class B Member, LLC	56.26%		United States	United States
	Gfs I Holding Company, LLC	56.26%		United States	United States
	Golden Fields Solar I Parent, LLC	56.26%		United States	United States
	Golden Fields Solar I, LLC	56.26%		United States	United States
	Golden Fields Solar II, LLC	56.26%		United States	United States
	Golden Fields Solar III, LLC	56.26%		United States	United States
	Golden Fields Solar IV, LLC	56.26%		United States	United States
	Golden Fields Solar VI, LLC	56.26%		United States	United States
	Golden Fields Solar VII, LLC	56.26%		United States	United States
	Goodfellow Solar, I LLC	56.26%		United States	United States
	Goodfellow Solar PH1, LLC	56.26%		United States	United States
	Greenbotics, Inc.	56.26%		United States	United States
	Gulf Total Tractebel Power Company PSJC	20.00%	E	United Arab Emirates	United Arab Emirates
	Hazira LNG Private Limited	26.00%	E	India	India
	Hazira Port Private Limited	26.00%	E	India	India
	Helios II Residential Solar Fund, LLC	56.26%	E	United States	United States
	Helios Residential Solar Fund, LLC	56.26%		United States	United States
	Helix Project II, LLC	56.26%		United States	United States
	Helix Project III, LLC	56.26%		United States	United States
	Heracles Solar PH1,LLC	56.26%		United States	United States
	Heracles Solar, LLC	56.26%		United States	United States
	High Plains Ranch I, LLC	56.26%		United States	United States
	Huaxia CPV (Inner Mongolia) Power Corporation, Limited	14.07%	E	China	China
	Infigen Energy US Development Corporation	56.26%		France	United States
	Infinite Sunshine 2015-1, LLC	56.26%		United States	United States
	Institut Photovoltaïque D'Ile De France (IPVF)	43.00%		France	France
	Java Solar, LLC	56.26%		United States	United States
	JBAB Solar, LLC	56.26%		United States	United States
	JDA Overseas Holdings, LLC	56.26%		United States	United States
	K2015014806 (South Africa) (PTY) Limited	56.26%		South Africa	United States
	K2015014875 (South Africa) (PTY) Limited	56.26%		South Africa	South Africa
	K2015070451 (South Africa) (PTY) Limited	56.26%		South Africa	South Africa
	K2015263261 (South Africa) (PTY) Limited	56.26%		South Africa	United States
	Kern High School District Solar (2), LLC	56.26%		United States	United States
	Kern High School District Solar, LLC	56.26%		United States	United States
	Klipgats 7 Hold Company LLC	56.26%		United States	United States
	Klipgats PV 3 Hold Company LLC	56.26%		United States	United States
	Kozani Energy Anonymi Energeiaki Etaireia (distinctive title Kozani Energy S.A.)	56.26%		Greece	Greece
	Kozani Energy Malta Limited	56.26%		Malta	Malta
	LA Basin Solar I, LLC	56.26%		United States	United States
	LA Basin Solar II, LLC	56.26%		United States	United States
	LA Basin Solar III, LLC	56.26%		United States	United States
	Lampiris S.A.	100.00%		Belgium	Belgium
	Lemoore Stratford Land Holdings IV, LLC	56.26%		United States	United States
	Livingston Ridge Solar LLC	56.26%		United States	United States
	Loving Solar LLC	56.26%		United States	United States
	Lucerne Valley Solar I, LLC	56.26%		United States	United States
	Lucerne Valley Solar One Holdings, LLC	56.26%		United States	United States
	Luis Solar, LLC	56.26%		United States	United States
	Luna Valley Solar I, LLC	56.26%		United States	United States
	Lux II Residential Solar Fund, LLC	56.26%	E	United States	United States
	Lux Residential Solar Fund, LLC	56.26%		United States	United States
	Malina Holdings, LLC	56.26%		United States	United States
	Meridian Solar Program, LLC	56.26%		United States	United States
	Minneola Solar I, LLC	56.26%		United States	United States
	Missiles & Space Batteries Limited	50.00%	E	United Kingdom	United Kingdom
	Mojave Solar Investment, LLC	56.26%		United States	United States
	Mulilo Prieska PV (RF) Proprietary Limited	27.00%	E	South Africa	South Africa
	Naidirem Holdings, LLC	56.26%		United States	United States
	Napa Sanitation District Solar, LLC	56.26%		United States	United States
	NorthStar Energy Management, LLC	56.26%		United States	United States
	NorthStar Macys Colorado, LLC	56.26%		United States	United States
	Northstar Macys Maryland 2015, LLC	56.26%		United States	United States
	Northstar Macys US West 2016, LLC	56.26%		United States	United States
	Northstar Santa Clara County 2016, LLC	56.26%		United States	United States
	Ochoa Solar LLC	56.26%		United States	United States
	Oro Fields Solar, LLC	56.26%		United States	United States
	Parrey Class B Member, LLC	56.26%		United States	United States
	Parrey Holding Company, LLC	56.26%		United States	United States
	Parrey Parent, LLC	56.26%		United States	United States
	Parrey, LLC	56.26%		United States	United States
	PGC Plano I, LLC	56.26%		United States	United States
	Phantom Field Resources, LLC	56.26%		United States	United States
	Photon Residential Solar Fund, LLC	56.26%	E	United States	United States
	Photovoltaic Park Malta Limited	56.26%		Malta	Malta
	Photovoltaica Parka Veroia Anonymi Etaireia	56.26%		Greece	Greece
	Plano Parent I, LLC	56.26%		United States	United States
	Pluto Acquisition Company, LLC	56.26%		United States	United States
	Project Sunday Development, LLC	56.26%		United States	United States
	Project Sunday Holdings LLC	56.26%		United States	United States
	PV Salvador SPA	20.00%	E	Chile	Chile
	Redstone Solar I, LLC	56.26%		United States	United States
	Saft (Zhuhai FTZ) Batteries Company Limited	100.00%		China	China
	Saft AB	100.00%		Sweden	Sweden
	Saft Acquisition S.A.S.	100.00%		France	France
	Saft America Inc.	100.00%		United States	United States
	Saft AS	100.00%		Norway	Norway
	Saft Australia PTY Limited	100.00%		Australia	Australia
	Saft Batterias SL	100.00%		Spain	Spain
	Saft Batterie Italia S.R.L.	100.00%		Italy	Italy
	Saft Batterien GmbH	100.00		Germany	Germany
	Saft Batteries Pte Limited	100.00%		Singapore	Singapore
	Saft Batteries PTY Limited	100.00%		Australia	Australia
	Saft Batterijen B.V.	100.00%		Netherlands	Netherlands
	Saft Do Brasil Ltda	100.00%		Brazil	Brazil
	Saft Federal Systems Inc.	100.00%		United States	United States
	Saft Ferak AS	100.00%		Czech Republic	Czech Republic
	Saft Finance S.A.R.L.	100.00%		Luxembourg	Luxembourg
	Saft Groupe S.A.	100.00%		France	France
	Saft Hong Kong Limited	100.00%		Hong Kong	Hong Kong
	Saft Japan KK	100.00%		Japan	Japan
	Saft JV Holding Company	100.00%		United States	United States
	Saft Limited	100.00%		United Kingdom	United Kingdom
	Saft LLC	100.00%		Russia	Russia
	Saft Nife ME Limited	100.00%		Cyprus	Cyprus
	Saft S.A.S.	100.00%		France	France
	Saft Sweden AB	100.00%		Sweden	Sweden
	Sahara Solar Investment, LLC	56.26%		United States	United States
	Sandy Hills Solar I, LLC	56.26%		United States	United States
	SGS Antelope Valley Development, LLC	56.26%		United States	United States
	Sgula (East) Green Energies Limited	56.26%		Israel	United States
	Shams Power Company PJSC	20.00%	E	United Arab Emirates	United Arab Emirates
	Signal Rock Solar, LLC	56.26%		United States	United States
	Société d'exploitation de centrales photovoltaïques 1	28.19%		France	France
	Solaire Generation, LLC	56.26%		United States	United States
	Solar Carport NJ, LLC	56.26%		United States	United States
	Solar Greenhouse I, LLC	56.26%		United States	United States
	Solar Star Arizona HMR-I, LLC	56.26%		United States	United States
	Solar Star Arizona I, LLC	56.26%		United States	United States
	Solar Star Arizona II, LLC	56.26%		United States	United States
	Solar Star Arizona III, LLC	56.26%		United States	United States
	Solar Star Arizona IV, LLC	56.26%		United States	United States
	Solar Star Arizona V, LLC	56.26%		United States	United States
	Solar Star Arizona VI, LLC	56.26%		United States	United States
	Solar Star Arizona VII, LLC	56.26%		United States	United States
	Solar Star Arizona XIII, LLC	56.26%		United States	United States
	Solar Star Bay City I, LLC	56.26%		United States	United States
	Solar Star California I, LLC	56.26%		United States	United States
	Solar Star California IV, LLC	56.26%		United States	United States
	Solar Star California L (2), LLC	56.26%		United States	United States
	Solar Star California L (3), LLC	56.26%		United States	United States
	Solar Star California L, LLC	56.26%		United States	United States
	Solar Star California LX, LLC	56.26%		United States	United States
	Solar Star California LXII, LLC	56.26%		United States	United States
	Solar Star California LXIII, LLC	56.26%		United States	United States
	Solar Star California LXIV, LLC	56.26%		United States	United States
	Solar Star California LXV, LLC	56.26%		United States	United States
	Solar Star California LXVI, LLC	56.26%		United States	United States
	Solar Star California LXXV, LLC	56.26%		United States	United States
	Solar Star California LXXVI, LLC	56.26%		United States	United States
	Solar Star California LXXVII, LLC	56.26%		United States	United States
	Solar Star California VII, LLC	56.26%		United States	United States
	Solar Star California XII, LLC	56.26%		United States	United States
	Solar Star California XL, LLC	56.26%		United States	United States
	Solar Star California XLI Parent, LLC	56.26%		United States	United States
	Solar Star California XLI, LLC	56.26%		United States	United States
	Solar Star California XLII, LLC	56.26%		United States	United States
	Solar Star California XLIII, LLC	56.26%		United States	United States
	Solar Star California XLIV, LLC	56.26%		United States	United States
	Solar Star California XLV, LLC	56.26%		United States	United States
	Solar Star California XLVI, LLC	56.26%		United States	United States
	Solar Star California XLVII, LLC	56.26%		United States	United States
	Solar Star California XLVIII, LLC	56.26%		United States	United States
	Solar Star California XV Parent, LLC	56.26%		United States	United States
	Solar Star California XV, LLC	56.26%		United States	United States
	Solar Star California XVI, LLC	56.26%		United States	United States
	Solar Star California XVII, LLC	56.26%		United States	United States
	Solar Star California XVIII, LLC	56.26%		United States	United States
	Solar Star California XXI, LLC	56.26%		United States	United States
	Solar Star California XXII, LLC	56.26%		United States	United States
	Solar Star California XXIII, LLC	56.26%		United States	United States
	Solar Star California XXIV, LLC	56.26%		United States	United States
	Solar Star California XXIX, LLC	56.26%		United States	United States
	Solar Star California XXV, LLC	56.26%		United States	United States
	Solar Star California XXVI, LLC	56.26%		United States	United States
	Solar Star California XXVII, LLC	56.26%		United States	United States
	Solar Star California XXVIII, LLC	56.26%		United States	United States
	Solar Star California XXX (2), LLC	56.26%		United States	United States
	Solar Star California XXXIV, LLC	56.26%		United States	United States
	Solar Star California XXXIX, LLC	56.26%		United States	United States
	Solar Star California XXXV, LLC	56.26%		United States	United States
	Solar Star California XXXVI, LLC	56.26%		United States	United States
	Solar Star California XXXVII, LLC	56.26%		United States	United States
	Solar Star California XXXVIII, LLC	56.26%		United States	United States
	Solar Star Colorado II, LLC	56.26%		United States	United States
	Solar Star Colorado III Parent, LLC	56.26%		United States	United States
	Solar Star Colorado III, LLC	56.26%		United States	United States
	Solar Star Connecticut I, LLC	56.26%		United States	United States
	Solar Star Hawaii I, LLC	56.26%		United States	United States
	Solar Star Hawaii IV, LLC	56.26%		United States	United States
	Solar Star HI Air, LLC	56.26%		United States	United States
	Solar Star Illinois I, LLC	56.26%		United States	United States
	Solar Star Massachusetts II, LLC	56.26%		United States	United States
	Solar Star Massachusetts III, LLC	56.26%		United States	United States
	Solar Star New Jersey IV, LLC	56.26%		United States	United States
	Solar Star New York I, LLC	56.26%		United States	United States
	Solar Star NVUSD II, LLC	56.26%		United States	United States
	Solar Star Oceanside, LLC	56.26%		United States	United States
	Solar Star Oregon I, LLC	56.26%		United States	United States
	Solar Star Oregon II Parent, LLC	56.26%		United States	United States
	Solar Star Oregon III, LLC	56.26%		United States	United States
	Solar Star Palo Alto I, LLC	56.26%		United States	United States
	Solar Star Plano I, LLC	56.26%		United States	United States
	Solar Star Rancho CWD I, LLC	56.26%		United States	United States
	Solar Star Santa Cruz, LLC	56.26%		United States	United States
	Solar Star SH MA, LLC	56.26%		United States	United States
	Solar Star Texas II, LLC	56.26%		United States	United States
	Solar Star Texas IV, LLC	56.26%		United States	United States
	Solar Star YC, LLC	56.26%		United States	United States
	Solar University, LLC	56.26%		United States	United States
	SolarBridge Technologies Inc.	56.26%		United States	United States
	SolarStorage Fund A, LLC	56.26%		United States	United States
	SolarStorage Fund B, LLC	56.26%		United States	United States
	SolarStorage Fund C, LLC	56.26%		United States	United States
	South Hook CHP	8.35%	E	United Kingdom	United Kingdom
	South Hook LNG Terminal Company Limited	8.35%	E	United Kingdom	United Kingdom
	SPML Land Inc.	56.26%		Philippines	Philippines
	SPWR Energias Renovaveis Unipessoal Ltda	56.26%		Portugal	Portugal
	SPWR EW 2013-1, LLC	0.56%		United States	United States
	SPWR MS 2013-1, LLC	28.13%		United States	United States
	SPWR SS 1, LLC	56.26%		United States	United States
	SPWR UBS 2013-1, LLC	0.56%		United States	United States
	SPWR USB 2013-2, LLC	0.56%		United States	United States
	SPWR USB 2013-3, LLC	0.56%		United States	United States
	SSCA XLI Class B Member, LLC	56.26%		United States	United States
	SSCA XLI Holding Company, LLC	56.26%		United States	United States
	SSCA XXXI Managing Member, LLC	20.54%	E	United States	United States
	SSCO III Class B Holdings, LLC	56.26%		United States	United States
	SSCO III Holdings Company, LLC	56.26%		United States	United States
	SSCO III Managing Member, LLC	56.26%		United States	United States
	Strata Solar, LLC	56.26%		United States	United States
	SunFront I, LLC	56.26%		United States	United States
	SunPower Access I, LLC	56.26%		United States	United States
	SunPower AssetCo, LLC	56.26%		United States	United States
	SunPower Bermuda Holdings	56.26%		Bermuda	Bermuda
	SunPower Bobcat Solar, LLC	56.26%		United States	United States
	SunPower Capital Services, LLC	56.26%		United States	United States
	SunPower Capital, LLC	56.26%		United States	United States
	SunPower Commercial Holding Company I, LLC	20.54%	E	United States	United States
	SunPower Commercial Holding Company II, LLC	56.26%		United States	United States
	SunPower Commercial Holding Company III, LLC	56.26%		United States	United States
	SunPower Commercial Holding Company IV Parent, LLC	56.26%		United States	United States
	SunPower Commercial Holding Company IV, LLC	56.26%		United States	United States
	SunPower Commercial Holding Company V, LLC	56.26%		United States	United States
	SunPower Commercial Holding Company VI, LLC	56.26%		United States	United States
	SunPower Commercial II Class B, LLC	56.26%		United States	United States
	SunPower Commercial III Class B, LLC	56.26%		United States	United States
	SunPower Commercial Managing Member I, LLC	20.54%	E	United States	United States
	SunPower Corp Israel Limited	56.26%		Israel	Israel
	SunPower Corporation	56.26%		United States	United States
	SunPower Corporation (Switzerland) S.A.R.L.	56.26%		Switzerland	Switzerland
	SunPower Corporation Australia PTY Limited	56.26%		Australia	Australia
	SunPower Corporation Limited	56.26%		Hong Kong	Hong Kong
	SunPower Corporation Mexico, S. de R.L. de C.V.	56.26%		Mexico	Mexico
	SunPower Corporation Southern Africa (PTY) Limited	56.26%		South Africa	South Africa
	SunPower Corporation SPA	56.26%		Chile	Chile
	SunPower Corporation UK Limited	56.26%		United Kingdom	United Kingdom
	SunPower Corporation, Systems	56.26%		United States	United States
	SunPower DevCo, LLC	56.26%		United States	United States
	SunPower Development Company	56.26%		United States	United States
	SunPower El Pelicano Holding Company SPA	56.26%		Chile	Chile
	SunPower Energía SPA	56.26%		Chile	Chile
	SunPower Energy Corporation Limited	56.26%		Hong Kong	United States
	SunPower Energy Solutions France S.A.S	56.26%		France	France
	SunPower Energy Systems Canada Corporation	56.26%		Canada	Canada
	SunPower Energy Systems Korea	56.26		South Korea	South Korea
	SunPower Energy Systems Singapore PTE Limited	56.26%		Singapore	Singapore
	SunPower Energy Systems Southern Africa (PTY) Limited	56.26%		South Africa	South Africa
	SunPower Energy Systems Spain, SL	56.26%		Spain	Spain
	SunPower Engineering and Construction of Energy Production and Trade (Turkey)	56.26%		Turkey	Turkey
	SunPower Foundation	56.26%		United States	United States
	SunPower France S.A.S.	56.26%		France	France
	SunPower GmbH	56.26%		Germany	Germany
	SunPower Helix I, LLC	56.26%		United States	United States
	SunPower HoldCo, LLC	56.26%		United States	United States
	SunPower Italia S.R.L.	56.26%		Italy	Italy
	SunPower Japan KK	56.26%		Japan	Japan
	SunPower Malaysia Manufacturing Sdn. Bhd.	56.26%		Malaysia	Malaysia
	SunPower Malta Limited	56.26%		Malta	Malta
	SunPower Manufacturing (PTY) Limited	56.26%		South Africa	South Africa
	SunPower Manufacturing Corporation Limited	56.26%		Hong Kong	United States
	SunPower Manufacturing de Vernejoul	56.26%		France	France
	SunPower Miyako Parent, LLC	56.26%		United States	United States
	SunPower Muhendislik Insaat Enerji Üretim ve Ticaret A.S	56.26%		Turkey	Turkey
	SunPower Nanao Parent, LLC	56.26%		United States	United States
	SunPower Netherlands B.V.	56.26%		Netherlands	Netherlands
	SunPower Netherlands Hold Company 1 B.V.	56.26%		Netherlands	Netherlands
	SunPower Netherlands Hold Company 2 B.V.	56.26%		Netherlands	Netherlands
	SunPower Netherlands Hold Company 3 B.V.	56.26%		Netherlands	Netherlands
	SunPower Netherlands Hold Company 4 B.V.	56.26%		Netherlands	Netherlands
	SunPower Netherlands Hold Company 5 B.V.	56.26%		Netherlands	Netherlands
	SunPower Netherlands Hold Company 6 B.V.	56.26%		Netherlands	Netherlands
	SunPower Netherlands Hold Company 7 B.V.	56.26%		Netherlands	Netherlands
	SunPower Netherlands Holdings B.V.	56.26%		Netherlands	Netherlands
	SunPower North America, LLC	56.26%		United States	United States
	SunPower NY CDG 1,LLC	56.26%		United States	United States
	SunPower Philippines Limited - Regional Operating Headquarters	56.26%		Cayman Islands	Philippines
	SunPower Philippines Manufacturing Limited	56.26%		Cayman Islands	Philippines
	SunPower Residential I, LLC	20.54%	E	United States	United States
	SunPower Residential II, LLC	56.26%		United States	United States
	SunPower Revolver HoldCo I Parent, LLC	56.26%		United States	United States
	SunPower Revolver HoldCo I, LLC	56.26%		United States	United States
	SunPower Software I Inc.	56.26%		United States	United States
	SunPower Solar Energy Technology (Tianjin) Corporation, Limited	56.26%		China	China
	SunPower Solar India Private Limited	56.26%		India	India
	SunPower Solar Malaysia Sdn. Bhd.	56.26%		Malaysia	Malaysia
	SunPower SolarProgram III, LLC	56.26%		United States	United States
	SunPower SolarProgram IV, LLC	56.26%		United States	United States
	SunPower SolarProgram IX, LLC	56.26%		United States	United States
	Sunpower Solarprogram V, LLC	56.26%		United States	United States
	Sunpower Solarprogram VI, LLC	56.26%		United States	United States
	SunPower SolarProgram VII, LLC	56.26%		United States	United States
	SunPower SolarProgram VIII, LLC	56.26%		United States	United States
	SunPower Systems (Middle East Branch)	56.26%		United Arab Emirates	United Arab Emirates
	SunPower Systems Belgium SPRL	56.26%		Belgium	Belgium
	SunPower Systems International Limited	56.26%		Hong Kong	United States
	SunPower Systems Mexico S. de R.L. de C.V.	56.26%		Mexico	Mexico
	SunPower Systems S.A.R.L.	56.26%		Switzerland	Switzerland
	SunPower Systems S.A.R.L. (Dubai Branch)	56.26%		United States	United States
	SunPower Technologies France S.A.S.	56.26%		France	France
	SunPower Technology Limited	56.26%		Cayman Islands	Cayman Islands
	SunPower YC Holdings LLC	56.26%		United States	United States
	SunRise 1, LLC	31.80%		United States	United States
	Sunrise 2, LLC	56.26%		United States	United States
	Sunrise 3, LLC	56.26%		United States	United States
	Sunzil	50.00%	E	France	France
	Sunzil Caraibes	50.00%	E	France	France
	Sunzil Mayotte S.A.S.	50.00%	E	France	France
	Sunzil Ocean Indien	50.00%	E	France	France
	Sunzil Pacific	50.00%	E	France	France
	Sunzil Polynésie	50.00%	E	France	France
	Sunzil Polynésie Services	50.00%	E	France	France
	Sunzil Services Caraibes	50.00%	E	France	France
	Sunzil Services Ocean Indien	50.00%	E	France	France
	Swingletree Operations, LLC	56.26%		United States	United States
	Tadiran Batteries GmbH	100.00%		Germany	Germany
	Tadiran Batteries Limited	100.00%		Israel	Israel
	TEMASOL	56.26%		Morocco	Morocco
	Tenesol SPV1	56.26%		France	France
	Tenesol Venezuela	56.26%		Venezuela	Venezuela
	Texas Solar Nova 1, LLC	56.26%		United States	United States
	Tita Energy (PTY) Limited	56.26%		South Africa	United States
	Torimode (PTY) Limited	56.26%		South Africa	South Africa
	Toriprox (PTY) Limited	56.26%		South Africa	South Africa
	Torisol (PTY) Limited	56.26%		South Africa	South Africa
	Total Abengoa Solar Emirates Investment Company B.V.	50.00%	E	Netherlands	United Arab Emirates
	Total Energie Do Brasil	56.26%		Brazil	Brazil
	Total Energie Gas GmbH	100.00%		Germany	Germany
	Total Énergie Gaz	100.00%		France	France
	TOTAL ENERGY SERVICES	100%		France	France
	Total Energy Ventures Europe	100.00%		France	France
	Total Energy Ventures International	100.00%		France	France
	Total Gas & Power Actifs Industriels	100.00%		France	France
	Total Gas & Power Asia Private Limited	100.00%		Singapore	Singapore
	Total Gas & Power Brazil	100.00%		France	France
	Total Gas & Power Chartering Limited	100.00%		United Kingdom	United Kingdom
	Total Gas & Power Limited	100.00%		United Kingdom	United Kingdom
	Total Gas & Power North America Inc.	100.00%		United States	United States
	Total Gas & Power Services Limited	100.00%		United Kingdom	United Kingdom
	Total Gas & Power Thailand	100.00%		France	France
	Total Gas Pipeline USA Inc.	100.00%		United States	United States
	Total Gas Y Electricidad Argentina S.A.	100.00%		Argentina	Argentina
	Total Gasandes	100.00%		France	France
	Total Gaz Electricité Holdings France	100.00%		France	France
	Total Midstream Holdings UK Limited	100.00%		United Kingdom	United Kingdom
	Total New Energies Limited	100.00%		United Kingdom	United Kingdom
	Total New Energies Ventures USA, Inc.	100.00%		United States	United States
	Total Solar	100.00%		France	France
	Total Solar International	100.00%		France	France
	Total Solar Latin America SPA	100.00%		Chile	Chile
	TOTAL SPRING FRANCE	100.00%		France	France
	Total SunPower El Pelicano S.A.	56.26%		Chile	Chile
	Total SunPower Energia S.A.	56.26%		Chile	Chile
	Total Tractebel Emirates O & M Company	50.00%	E	France	United Arab Emirates
	Total Tractebel Emirates Power Company	50.00%	E	France	United Arab Emirates
	Transportadora de Gas del Mercosur S.A.	32.68%	E	Argentina	Argentina
	TSGF SpA	56.26%	E	Chile	Chile
	Vandenberg Solar I, LLC	56.26%		United States	United States
	Vega Solar 1 S.A.P.I. de C.V.	56.26%		Mexico	United States
	Vega Solar 2 S.A.P.I. de C.V.	56.26%		Mexico	United States
	Vega Solar 3 S.A.P.I. de C.V.	56.26%		Mexico	United States
	Vega Solar 4 S.A.P.I. de C.V.	56.26%		Mexico	United States
	Vega Solar 5 S.A.P.I. de C.V.	56.26%		Mexico	United States
	Victory Pass I, LLC	56.26%		United States	United States
	Whippletree Solar, LLC	56.26%		United States	United States
	White Wolf Solar, LLC	56.26		United States	United States
	Wood Draw Solar LLC	56.26%		United States	United States

Business		% Group		Country of	Country of
segment	Statutory corporate name	interest	Method	incorporation	operations
Refining & Chemicals
	Appryl S.N.C	50.00%		France	France
	Atlantic Trading and Marketing Financial Inc.	100.00%		United States	United States
	Atlantic Trading and Marketing Inc.	100.00%		United States	United States
	Balzatex S.A.S.	100.00%		France	France
	Barry Controls Aerospace S.N.C.	100.00%		France	France
	BASF Total Petrochemicals LLC	40.00%		United States	United States
	Bay Junction Inc.	100.00%		United States	United States
	Borrachas Portalegre Ltda	100.00%		Portugal	Portugal
	BOU Verwaltungs GmbH	100.00%		Germany	Germany
	Buckeye Products Pileline LP	14.66%	E	United States	United States
	Caoutchoucs Modernes S.A.S.	100.00%		France	France
	Catelsa-Caceres S.A.U.	100.00%		Spain	Spain
	Cie Tunisienne du Caoutchouc S.A.R.L.	100.00%		Tunisia	Tunisia
	Composite Industrie Maroc S.A.R.L.	100.00%		Morocco	Morocco
	Composite Industrie S.A.	100.00%		France	France
	Cosden, LLC	100.00%		United States	United States
	COS-MAR Company	50.00%		United States	United States
	Cray Valley (Guangzhou) Chemical Company, Limited	100.00%		China	China
	Cray Valley Czech	100.00%		Czech Republic	Czech Republic
	Cray Valley HSC Asia Limited	100.00%		China	China
	Cray Valley Italia S.R.L.	100.00%		Italy	Italy
	Cray Valley S.A.	100.00%		France	France
	CSSA – Chartering and Shipping Services S.A.	100.00%		Switzerland	Switzerland
	Espa S.A.R.L.	100.00%		France	France
	Ethylène Est	99.98%		France	France
	Feluy Immobati	100.00%		Belgium	Belgium
	FINA Technology, Inc.	100.00%		United States	United States
	FPL Enterprises, Inc.	100.00%		United States	United States
	Gasket (Suzhou) Valve Components Company, Limited	100.00%		China	China
	Gasket International SPA	100.00%		Italy	Italy
	Grande Paroisse S.A.	100.00%		France	France
	Gulf Coast Pipeline LP	14.66%	E	United States	United States
	Hanwha Total Petrochemical Co. Limited	50.00%	E	South Korea	South Korea
	HBA Hutchinson Brasil Automotive Ltda	100.00%		Brazil	Brazil
	Hutchinson (UK) Limited	100.00%		United Kingdom	United Kingdom
	Hutchinson (Wuhan) Automotive Rubber Products Company Limited	100.00%		China	China
	Hutchinson Aéronautique & Industrie Limited	100.00%		Canada	Canada
	Hutchinson Aeroservices S.A.S.	100.00%		France	France
	Hutchinson Aerospace & Industry Inc.	100.00%		United States	United States
	Hutchinson Aerospace GmbH	100.00%		Germany	Germany
	Hutchinson Aftermarket USA Inc.	100.00%		United States	United States
	Hutchinson Antivibration Systems Inc.	100.00%		United States	United States
	Hutchinson Argentina S.A.	100.00%		Argentina	Argentina
	Hutchinson Autopartes Mexico S.A. de C.V.	100.00%		Mexico	Mexico
	Hutchinson Borrachas de Portugal Ltda	100.00%		Portugal	Portugal
	Hutchinson Corporation	100.00%		United States	United States
	Hutchinson d.o.o Ruma	100.00%		Serbia	Serbia
	Hutchinson Do Brasil S.A.	100.00%		Brazil	Brazil
	Hutchinson Fluid Management Systems Inc.	100.00%		United States	United States
	Hutchinson GmbH	100.00%		Germany	Germany
	Hutchinson Holding GmbH	100.00%		Germany	Germany
	Hutchinson Holdings UK Limited	100.00%		United Kingdom	United Kingdom
	Hutchinson Iberia S.A.	100.00%		Spain	Spain
	Hutchinson Industrial Rubber Products (Suzhou) Company, Limited	100.00%		China	China
	Hutchinson Industrias Del Caucho SAU	100.00%		Spain	Spain
	Hutchinson Industries Inc.	100.00%		United States	United States
	Hutchinson Japan Company Limited	100.00%		Japan	Japan
	Hutchinson Korea Limited	100.00%		South Korea	South Korea
	Hutchinson Maroc S.A.R.L. AU	100.00%		Morocco	Morocco
	Hutchinson Nichirin Brake Hoses SL	30.00%	E	Spain	Spain
	Hutchinson Palamos	100.00%		Spain	Spain
	Hutchinson Poland SP ZO.O.	100.00%		Poland	Poland
	Hutchinson Polymers S.N.C.	100.00%		France	France
	Hutchinson Porto Tubos Flexiveis Ltda	100.00%		Portugal	Portugal
	Hutchinson Precision Sealing Systems Inc.	100.00%		United States	United States
	Hutchinson Rubber Products Private Limited Inde	100.00%		France	India
	Hutchinson S.A.	100.00%		France	France
	Hutchinson S.N.C.	100.00%		France	France
	Hutchinson S.R.L. (Italie)	100.00%		Italy	Italy
	Hutchinson S.R.L. (Roumanie)	100.00%		Romania	Romania
	Hutchinson Sales Corporation	100.00%		United States	United States
	Hutchinson Seal De Mexico S.A. de CV.	100.00%		Mexico	Mexico
	Hutchinson Sealing Systems Inc.	100.00%		United States	United States
	Hutchinson SRO	100.00%		Czech Republic	Czech Republic
	Hutchinson Stop – Choc GmbH & CO. KG	100.00%		Germany	Germany
	Hutchinson Suisse S.A.	100.00%		Switzerland	Switzerland
	Hutchinson Transferencia de Fluidos S.A. de C.V.	100.00%		Mexico	Mexico
	Hutchinson Tunisie S.A.R.L.	100.00%		Tunisia	Tunisia
	Hutchinson Vietnam Company Limited	100.00%		Vietnam	Vietnam
	Industrias Tecnicas De La Espuma SL	100.00%		Spain	Spain
	Industrielle Desmarquoy S.N.C.	100.00%		France	France
	Jéhier S.A.S.	99.89%		France	France
	JPR S.A.S.	100.00%		France	France
	KTN Kunststofftechnik Nobitz GmbH	100.00%		Germany	Germany
	Laffan Refinery Company Limited	10.00%	E	Qatar	Qatar
	Laffan Refinery Company Limited 2	10.00%	E	Qatar	Qatar
	LaPorte Pipeline Company LP	50.00%	E	United States	United States
	LaPorte Pipeline GP LLC	50.00%	E	United States	United States
	Le Joint Francais S.N.C.	100.00%		France	France
	Legacy Site Services LLC	100.00%		United States	United States
	Les Stratifiés S.A.S.	100.00%		France	France
	Lone Wolf Land Company	100.00%		United States	United States
	LSS Funding Inc.	100.00%		United States	United States
	Machen Land Limited	100.00%		United Kingdom	United Kingdom
	Mapa – Spontex Inc.	100.00%		United States	United States
	Naphtachimie	50.00%		France	France
	Olutex Oberlausitzer Luftfahrttextilien GmbH	100.00%		Germany	Germany
	Pamargan (Malta) Products Limited	100.00%		Malta	Malta
	Pamargan Products Limited	100.00%		United Kingdom	United Kingdom
	Paulstra S.N.C.	100.00%		France	France
	Paulstra Silentbloc S.A.	100.00%		Belgium	Belgium
	Polyblend GmbH	68.00%		Germany	Germany
	Qatar Petrochemical Company Q.S.C. (QAPCO)	20.00%	E	Qatar	Qatar
	Qatofin Company Limited	49.09%	E	Qatar	Qatar
	Résilium	100.00%		Belgium	Belgium
	Retia	100.00%		France	France
	Retia USA LLC	100.00%		United States	United States
	Ruwais Fertilizer Industries Limited	33.33%	E	United Arab Emirates	United Arab Emirates
	San Jacinto Rail Limited	17.00%	E	United States	United States
	Saudi Aramco Total Refining & Petrochemical Company	37.50%	E	Saoudia Arabia	Saoudia Arabia
	SCI Cibat	100.00%		France	France
	Sealants Europe	34.00%	E	France	France
	SigmaKalon Group B.V.	100.00%		Netherlands	Netherlands
	Société Béarnaise De Gestion Industrielle	100.00%		France	France
	Société du Pipeline Sud-Européen	35.14%	E	France	France
	Stillman Seal Corporation	100.00%		United States	United States
	Stop-Choc (UK) Limited	100.00%		United Kingdom	United Kingdom
	Techlam S.A.S.	100.00%		France	France
	Toseanergy	49.00%	E	Belgium	Belgium
	Total Activités Maritimes	100.00%		France	France
	Total Corbion PLA B.V.	50.00%	E	Netherlands	Netherlands
	Total Deutschland GmbH (c)	100.00%		Germany	Germany
	Total Downstream UK PLC	100.00%		United Kingdom	United Kingdom
	Total European Trading	100.00%		France	France
	Total Laffan Refinery	100.00%		France	France
	Total Laffan Refinery II B.V.	100.00%		Netherlands	Netherlands
	Total Lindsey Oil Refinery Limited	100.00%		United Kingdom	United Kingdom
	Total New Energies USA, Inc.	100.00%		United States	United States
	Total Oil Trading S.A.	100.00%		Switzerland	Switzerland
	Total Olefins Antwerp	100.00%		Belgium	Belgium
	Total Opslag En Pijpleiding Nederland NV	55.00%		Netherlands	Netherlands
	Total PAR LLC	100.00%		United States	United States
	Total Petrochemicals & Refining S.A./NV(c)	100.00%		Belgium	Belgium
	Total Petrochemicals & Refining USA Inc.(c)	100.00%		United States	United States
	Total Petrochemicals (China) Trading Company, Limited	100.00%		China	China
	Total Petrochemicals (Foshan) Limited	100.00%		China	China
	Total Petrochemicals (Hong Kong) Limited	100.00%		Hong Kong	Hong Kong
	Total Petrochemicals (Ningbo) Limited	100.00%		China	China
	Total Petrochemicals Development Feluy	100.00%		Belgium	Belgium
	Total Petrochemicals Ecaussinnes	100.00%		Belgium	Belgium
	Total Petrochemicals Feluy	100.00%		Belgium	Belgium
	Total Petrochemicals France	100.00%		France	France
	Total Petrochemicals Iberica	100.00%		Spain	Spain
	Total Petrochemicals Pipeline USA Inc.	100.00%		United States	United States
	Total Petrochemicals UK Limited	100.00%		United Kingdom	United Kingdom
	Total Polymers Antwerp	100.00%		Belgium	Belgium
	Total Raffinaderij Antwerpen N.V.	100.00%		Belgium	Belgium
	Total Raffinage France	100.00%		France	France
	Total Raffinerie Mitteldeutschland GmbH	100.00%		Germany	Germany
	Total Refining & Chemicals	100.00%		France	France
	Total Refining & Chemicals Saudi Arabia S.A.S.	100.00%		France	France
	Total Research & Technology Feluy	100.00%		Belgium	Belgium
	Total Splitter USA Inc	100.00%		United States	United States
	Total Trading and Marketing Canada LP	100.00%		Canada	Canada
	Total Trading Asia Pte Limited	100.00%		Singapore	Singapore
	Total Trading Canada Limited	100.00%		Canada	Canada
	Total Trading Products S.A.	100.00%		Switzerland	Switzerland
	Transalpes S.N.C.	67.00%		France	France
	Trans-Ethylène	99.98%		France	France
	Vibrachoc SAU	100.00%		Spain	Spain
	Zeeland Refinery NV	55.00%		Netherlands	Netherlands

Business		% Group		Country of	Country of
segment	Statutory corporate name	interest	Method	incorporation	operations
Marketing & Services
	Air Total (Suisse) S.A.	100.00%		Switzerland	Switzerland
	Air Total International S.A.	100.00%		Switzerland	Switzerland
	Alvea	100.00%		France	France
	Antilles Gaz	100.00%		France	France
	Aristea	51.00%	E	Belgium	Belgium
	Arteco	49.99%	E	Belgium	Belgium
	AS 24	100.00%		France	France
	AS 24 Tankservice GmbH	100.00%		Germany	Germany
	AS24 Belgie N.V.	100.00%		Belgium	Belgium
	AS24 Espanola S.A.	100.00%		Spain	Spain
	AS 24 Fuel Cards Limited	100.00%		United Kingdom	United Kingdom
	AS24 Polska SP ZO.O.	100.00%		Poland	Poland
	Caldeo	100.00%		France	France
	Charvet La Mure Bianco	100.00%		France	France
	Compagnie Pétrolière de l’Ouest- CPO	100.00%		France	France
	CPE Énergies	100.00%		France	France
	Cristal Marketing Egypt	80.78%		Egypt	Egypt
	DCA-MORY-SHIPP	100.00%		France	France
	Egedis	100.00%		France	France
	Elf Oil UK Aviation Limited	100.00%		United Kingdom	United Kingdom
	Elf Oil UK Properties Limited	100.00%		United Kingdom	United Kingdom
	Fioulmarket.fr	100.00%		France	France
	Gapco Kenya Limited	100.00%		Kenya	Kenya
	Gapco Tanzania Limited	100.00%		Tanzania	Tanzania
	Gapco Uganda Limited	100.00%		Uganda	Uganda
	Guangzhou Elf Lubricants Company Limited	77.00%		China	China
	Gulf Africa Petroleum Corporation	100.00%		Mauritius	Mauritius
	Lubricants Vietnam Holding Limited	100.00%		Hong Kong	Hong Kong
	Michel Mineralölhandel GmbH	100.00%		Germany	Germany
	National Petroleum Refiners Of South Africa (PTY) Limited	18.22%	E	South Africa	South Africa
	Produits Pétroliers Stela	99.99%		France	France
	Quimica Vasca S.A. Unipersonal	100.00%		Spain	Spain
	Saudi Total Petroleum Products	51.00%	E	Saoudia Arabia	Saoudia Arabia
	Servauto Nederland B.V.	100.00%		Netherlands	Netherlands
	Société des transports pétroliers par pipeline	35.50%	E	France	France
	Société d’exploitation de l’usine de Rouen	98.98%		France	France
	Société mahoraise de stockage de produits pétroliers	100.00%		France	France
	Société Urbaine des Pétroles	100.00%		France	France
	S-Oil Total Lubricants Company Limited	50.00%	E	South Korea	South Korea
	South Asia LPG Private Limited	50.00%	E	India	India
	Total (Africa) Limited	100.00%		United Kingdom	United Kingdom
	Total (Fiji) Limited	100.00%		Fiji Islands	Fiji Islands
	Total Additifs et Carburants Spéciaux	100.00%		France	France
	Total Africa S.A.	100.00%		France	France
	Total Aviation & Export Limited	100.00%		Zambia	Zambia
	Total Belgium	100.00%		Belgium	Belgium
	Total Bitumen Deutschland GmbH	100.00%		Germany	Germany
	Total Bitumen UK Limited	100.00%		United Kingdom	United Kingdom
	Total Botswana (PTY) Limited	50.10%		Botswana	Botswana
	Total Burkina	100.00%		Burkina Faso	Burkina Faso
	Total Cambodge	100.00%		Cambodia	Cambodia
	Total Cameroun	67.01%		Cameroon	Cameroon
	Total Caraïbes	100.00%		France	France
	Total Ceska Republika S.R.O.	100.00%		Czech Republic	Czech Republic
	Total China Investment Company Limited	100.00%		China	China
	Total Congo	99.70%		Republic of the Congo	Republic of the Congo
	Total Corse	100.00%		France	France
	Total Côte D’Ivoire	72.99%		Côte d’Ivoire	Côte d’Ivoire
	Total Denmark A/S	100.00%		Denmark	Denmark
	Total Deutschland GmbH (c)	100.00%		Germany	Germany
	Total Egypt	80.78%		Egypt	Egypt
	Total Erg SPA	49.00%	E	Italy	Italy
	Total España S.A.	100.00%		Spain	Spain
	Total Especialidades Argentina	100.00%		Argentina	Argentina
	Total Ethiopia	100.00%		Ethiopia	Ethiopia
	Total Fluides	100.00%		France	France
	Total Freeport Corporation	51.00%	E	Philippines	Philippines
	Total Fuels Wuhan Company Limited	100.00%		China	China
	Total Glass Lubricants Europe GmbH	100.00%		Germany	Germany
	Total Guadeloupe	100.00%		France	France
	Total Guinea Ecuatorial	70.00%		Equatorial Guinea	Equatorial Guinea
	Total Guinée	100.00%		Guinea	Guinea
	Total Holding Asie	100.00%		France	France
	Total Holding India	100.00%		France	France
	Total Jamaica Limited	100.00%		Jamaica	Jamaica
	Total Jordan PSC	100.00%		Jordan	Jordan
	Total Kenya	93.96%		Kenya	Kenya
	Total Lesotho (PTY) Limited	50.10%		Lesotho	Lesotho
	Total Liban	100.00%		Lebanon	Lebanon
	Total Liberia Inc.	100.00%		Liberia	Liberia
	Total Lubricants (China) Company Limited	77.00%		China	China
	Total Lubricants Taiwan Limited	63.00%		Taiwan	Taiwan
	Total Lubrifiants	99.98%		France	France
	Total Lubrifiants Algérie	78.90%		Algeria	Algeria
	Total Lubrifiants Service Automobile	99.98%		France	France
	Total Luxembourg S.A.	100.00%		Luxembourg	Luxembourg
	Total Madagasikara S.A.	79.44%		Madagascar	Madagascar
	Total Mali	100.00%		Mali	Mali
	Total Marine Fuels	100.00%		Singapore	Singapore
	Total Marketing Egypt	80.78%		Egypt	Egypt
	Total Marketing France	100.00%		France	France
	Total Marketing Gabon	90.00%		Gabon	Gabon
	Total Marketing Middle East Free Zone	100.00%		United Arab Emirates	United Arab Emirates
	Total Marketing Services	100.00%		France	France
	Total Marketing Tchad	100.00%		Chad	Chad
	Total Marketing Uganda	100.00%		Uganda	Uganda
	Total Maroc	55.00%		Morocco	Morocco
	Total Mauritius	55.00%		Mauritius Island	Mauritius Island
	Total Mayotte	100.00%		France	France
	Total Mexico S.A. de C.V.	100.00%		Mexico	Mexico
	Total Mineraloel und Chemie GmbH	100.00%		Germany	Germany
	Total Mineralol GmbH	100.00%		Germany	Germany
	Total Mozambique	100.00%		Mozambique	Mozambique
	Total Namibia (PTY) Limited	50.10%		Namibia	Namibia
	Total Nederland NV	100.00%		Netherlands	Netherlands
	Total Niger S.A.	100.00%		Niger	Niger
	Total Nigeria PLC	61.72%		Nigeria	Nigeria
	Total Oil Asia-Pacific Pte Limited	100.00%		Singapore	Singapore
	Total Oil India PVT Limited	100.00%		India	India
	Total Outre-Mer	100.00%		France	France
	Total Pacifique	100.00%		France	France
	Total Parco Pakistan Limited	50.00%	E	Pakistan	Pakistan
	Total Parko Marketing Limited	50.00%	E	Bahamas	Pakistan
	Total Petroleum (Shanghai) Company Limited	100.00%		China	China
	Total Petroleum Ghana Limited	76.74%		Ghana	Ghana
	Total Petroleum Puerto Rico Corp.	100.00%		Puerto Rico	Puerto Rico
	Total Philippines Corporation	51.00%	E	Philippines	Philippines
	Total Polska	100.00%		Poland	Poland
	Total Polynésie	99.54%		France	France
	Total RDC	60.00%		Democratic Republic of Congo	Democratic Republic of Congo
	Total Réunion	100.00%		France	France
	Total Romania S.A.	100.00%		Romania	Romania
	Total Sénégal	69.14%		Senegal	Senegal
	Total Sinochem Fuels Company Limited	49.00%	E	China	China
	Total Sinochem Oil Company Limited	49.00%	E	China	China
	Total South Africa (PTY) Limited	50.10%		South Africa	South Africa
	Total Specialties USA Inc.	100.00%		United States	United States
	Total Supply MS S.A.	100.00%		Switzerland	Switzerland
	Total Swaziland (PTY) Limited	50.10%		Swaziland	Swaziland
	Total Tanzania Limited	100.00%		Tanzania	Tanzania
	Total Tianjin Manufacturing Company Limited	77.00%		China	China
	Total Togo	76.72%		Togo	Togo
	Total Tunisie	100.00%		Tunisia	Tunisia
	Total Turkey Pazarlama	100.00%		Turkey	Turkey
	Total UAE LLC	49.00%		United Arab Emirates	United Arab Emirates
	Total Uganda Limited	100.00%		Uganda	Uganda
	Total UK Limited	100.00%		United Kingdom	United Kingdom
	Total Ukraine LLC	100.00%		Ukraine	Ukraine
	Total Union Océane	100.00%		France	France
	Total Vietnam Limited	100.00%		Vietnam	Vietnam
	Total Vostok	100.00%		Russia	Russia
	Total Zambia	100.00%		Zambia	Zambia
	Total Zimbabwe Limited	80.00%		Zimbabwe	Zimbabwe
	Totalgaz Vietnam LLC	100.00%		Vietnam	Vietnam
	Upbeatprops 100 PTY Limited	50.10%		South Africa	South Africa
	V Energy S.A.	70.00%		Dominican Republic	Dominican Republic

Business		% Group		Country of	Country of
segment	Statutory corporate name	interest	Method	incorporation	operations
Corporate
	Albatros	100.00%		France	France
	Elf Aquitaine	100.00%		France	France
	Elf Aquitaine Fertilisants	100.00%		France	France
	Elf Aquitaine Inc.	100.00%		United States	United States
	Elf Forest Products LLC	100.00%		United States	United States
	Etmofina	100.00%		Belgium	Belgium
	Omnium Reinsurance Company S.A.	100.00%		Switzerland	Switzerland
	Pan Insurance Limited	100.00%		Ireland	Ireland
	Septentrion Participations	100.00%		France	France
	Socap S.A.S.	100.00%		France	France
	Société Civile Immobilière CB2	100.00%		France	France
	Sofax Banque	100.00%		France	France
	Total American Services Inc.	100.00%		United States	United States
	Total Capital	100.00%		France	France
	Total Capital Canada Limited	100.00%		Canada	Canada
	Total Capital International	100.00%		France	France
	Total Consulting	100.00%		France	France
	Total Corporate Management (Beijing) Company Limited	100.00%		China	China
	Total Delaware Inc.	100.00%		United States	United States
	Total Developpement Regional S.A.S.	100.00%		France	France
	Total Facilities Management Services (TFMS)	100.00%		France	France
	Total Finance	100.00%		France	France
	Total Finance Corporate Services Limited	100.00%		United Kingdom	United Kingdom
	Total Finance Global Services (TOFIG)	100.00%		Belgium	Belgium
	Total Finance International B.V.	100.00%		Netherlands	Netherlands
	Total Finance Nederland B.V.	100.00%		Netherlands	Netherlands
	Total Finance USA Inc.	100.00%		United States	United States
	Total Funding Nederland B.V.	100.00%		Netherlands	Netherlands
	Total Funding Nederland International B.V.	100.00%		Netherlands	Netherlands
	Total Gestion Filiales	100.00%		France	France
	Total Gestion USA	100.00%		France	France
	Total Global Financial Services	100.00%		France	France
	Total Global Human Ressources Services	100.00%		France	France
	Total Global Information Technology Services Belgium	99.98%		Belgium	Belgium
	Total Global IT Services (TGITS)	100.00%		France	France
	Total Global Procurement (TGP)	100.00%		France	France
	Total Global Procurement Belgium S.A. (TGPB)	100.00%		Belgium	Belgium
	Total Holding Allemagne	100.00%		France	France
	Total Holdings Europe	100.00%		France	France
	Total Holdings International B.V.	100.00%		Netherlands	Netherlands
	Total Holdings UK Limited	100.00%		United Kingdom	United Kingdom
	Total Holdings USA Inc.	100.00%		United States	United States
	Total International NV	100.00%		Netherlands	Netherlands
	Total Learning Solutions (TLS)	100.00%		France	France
	Total Operations Canada Limited	100.00%		Canada	Canada
	Total Overseas Holding (PTY) Limited	100.00%		South Africa	Netherlands
	Total Participations	100.00%		France	France
	Total Petrochemicals & Refining S.A./NV (c)	100.00%		Belgium	Belgium
	Total Petrochemicals & Refining USA Inc. (c)	100.00%		United States	United States
	Total Petrochemicals Security USA Inc.	100.00%		United States	United States
	Total Resources (Canada) Limited	100.00%		Canada	Canada
	TOTAL S.A.	0.00%		France	France
	Total Treasury	100.00%		France	France
	Total UK Finance Limited	100.00%		United Kingdom	United Kingdom